Fair value measurements - Fair value hierarchy (Details)	Jun. 30, 2026 USD ($)
Fair value measurements
Aggregate fair value carrying amount	$ 18,865,340
Total	10,624,818
2025 Debentures
Fair value measurements
Aggregate fair value carrying amount	16,359,770
June 2026 Debenture
Fair value measurements
Aggregate fair value carrying amount	2,004,500
Level-3 Inputs
Fair value measurements
Total	10,624,818
Recurring | 2025 Debentures
Fair value measurements
Aggregate fair value carrying amount	8,206,747
Recurring | April 2026 Debenture
Fair value measurements
Aggregate fair value carrying amount	412,654
Recurring | June 2026 Debenture
Fair value measurements
Aggregate fair value carrying amount	2,005,417
Recurring | Level-3 Inputs | 2025 Debentures
Fair value measurements
Aggregate fair value carrying amount	8,206,747
Recurring | Level-3 Inputs | April 2026 Debenture
Fair value measurements
Aggregate fair value carrying amount	412,654
Recurring | Level-3 Inputs | June 2026 Debenture
Fair value measurements
Aggregate fair value carrying amount	$ 2,005,417